UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

Deutsche EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 99.0%
Australia 7.2%
AGL Energy Ltd.	2,845	40,139
Alumina Ltd.	16,106	16,061
Amcor Ltd.	4,915	54,127
AMP Ltd.	13,218	58,722
APA Group (Units)	4,254	28,772
Aristocrat Leisure Ltd.	2,726	21,567
Asciano Group	3,555	24,401
ASX Ltd.	717	22,769
Aurizon Holdings Ltd.	8,973	27,240
AusNet Services (Units)	11,055	12,626
Australia & New Zealand Banking Group Ltd.	13,463	242,832
Bank of Queensland Ltd.	1,667	15,519
Bendigo & Adelaide Bank Ltd.	1,586	10,808
BGP Holdings PLC*	328,818	9,878
BHP Billiton Ltd.	14,956	192,264
BHP Billiton PLC	9,858	110,493
Boral Ltd.	3,808	18,052
Brambles Ltd.	7,508	69,821
Caltex Australia Ltd.	1,081	28,261
Challenger Ltd.	2,962	19,128
CIMIC Group Ltd.	648	17,273
Coca-Cola Amatil Ltd.	2,904	19,704
Cochlear Ltd.	260	20,431
Commonwealth Bank of Australia	7,896	453,854
Computershare Ltd.	2,427	18,183
Crown Resorts Ltd.	1,745	16,673
CSL Ltd.	2,125	165,415
Dexus Property Group (REIT)	5,207	31,710
DUET Group (Units)	7,739	13,517
Flight Centre Travel Group Ltd.	353	11,721
Fortescue Metals Group Ltd.	9,929	19,442
Goodman Group (REIT)	7,636	39,088
GPT Group (REIT)	9,522	36,557
Harvey Norman Holdings Ltd.	3,541	12,770
Healthscope Ltd.	7,180	14,646
Iluka Resources Ltd.	2,670	13,409
Incitec Pivot Ltd.	9,020	22,074
Insurance Australia Group Ltd.	10,150	43,455
LendLease Group (Units)	1,910	20,334
Macquarie Group Ltd.	1,319	66,839
Medibank Private Ltd.	13,170	29,531
Mirvac Group (REIT) (Units)	19,921	29,588
National Australia Bank Ltd.	12,178	245,425
Newcrest Mining Ltd.*	3,391	44,133
Oil Search Ltd.	6,542	33,905
Orica Ltd.	1,996	23,506
Origin Energy Ltd.	6,798	26,515
Qantas Airways Ltd.*	3,288	10,267
QBE Insurance Group Ltd.	6,155	51,463
Ramsay Health Care Ltd.	710	33,418
REA Group Ltd.	387	16,053
Santos Ltd.	8,957	27,713
Scentre Group (REIT)	23,827	81,059
SEEK Ltd.	1,080	13,399
Sonic Healthcare Ltd.	1,912	27,526
South32 Ltd.*	25,302	28,414
Stockland (REIT) (Units)	10,160	33,274
Suncorp Group Ltd.	5,614	51,307
Sydney Airport (Units)	5,860	30,040
TABCORP Holdings Ltd.	2,272	7,482
Tatts Group Ltd.	6,882	19,942
Telstra Corp., Ltd.	19,670	80,337
TPG Telecom Ltd.	1,772	15,426
Transurban Group (Units)	9,783	85,118
Treasury Wine Estates Ltd.	2,589	19,149
Vicinity Centres (REIT)	13,156	32,211
Vocus Communications Ltd.	2,042	13,043
Wesfarmers Ltd.	5,131	162,972
Westfield Corp. (REIT)	9,214	70,491
Westpac Banking Corp.	15,347	357,462
Woodside Petroleum Ltd.	3,483	69,311
Woolworths Ltd.	5,864	99,248
(Cost $1,985,637)		3,949,303
Austria 0.2%
Andritz AG	402	22,072
Erste Group Bank AG*	1,189	33,519
OMV AG	575	16,183
Raiffeisen Bank International AG*	747	11,309
Voestalpine AG	608	20,324
(Cost $73,943)		103,407
Belgium 1.4%
Ageas	892	35,374
Anheuser-Busch InBev SA	3,712	461,295
Colruyt SA	349	20,296
Delhaize Group SA	458	47,769
Groupe Bruxelles Lambert SA	564	46,543
KBC GROEP NV	1,121	57,744
Proximus SA	825	28,195
Solvay SA	290	29,071
Telenet Group Holding NV*	145	7,355
UCB SA	521	39,852
Umicore SA	485	24,133
(Cost $288,306)		797,627
Denmark 2.0%
A P Moller-Maersk AS "A"	13	16,642
A P Moller-Maersk AS "B"	31	40,877
Carlsberg AS "B"	522	49,798
Chr Hansen Holding AS	515	34,592
Coloplast AS "B"	451	34,215
Danske Bank AS	3,137	88,693
DSV AS	746	31,124
Genmab AS*	261	36,187
ISS AS	805	32,361
Novo Nordisk AS ''B"	9,064	492,483
Novozymes AS "B"	1,054	47,330
Pandora AS	513	67,202
TDC AS	4,355	21,356
Tryg AS	322	6,259
Vestas Wind Systems AS	1,062	74,989
William Demant Holding AS*	111	11,175
(Cost $347,857)		1,085,283
Finland 1.0%
Elisa Oyj	772	29,924
Fortum Oyj (a)	1,946	29,534
Kone Oyj "B"	1,578	76,187
Metso Oyj	519	12,416
Neste Oyj	545	17,919
Nokia Oyj (b)	25,392	151,215
Nokia Oyj* (b)	1,448	8,570
Nokian Renkaat Oyj	595	21,005
Orion Oyj "B"	539	17,776
Sampo Oyj "A"	2,124	100,821
Stora Enso Oyj "R"	2,974	26,628
UPM-Kymmene Oyj	2,067	37,329
Wartsila Oyj	628	28,358
(Cost $257,559)		557,682
France 9.7%
Accor SA	913	38,673
Aeroports de Paris	120	14,820
Air Liquide SA	1,613	181,345
Airbus Group SE	2,770	183,882
Alstom SA*	715	18,293
Arkema	354	26,551
Atos SE	374	30,465
AXA SA	9,227	216,947
BNP Paribas SA	4,927	248,005
Bollore SA	4,621	17,981
Bollore SA*	25	96
Bouygues SA	806	32,879
Bureau Veritas SA	943	20,986
Cap Gemini SA	770	72,305
Carrefour SA	2,613	71,830
Casino Guichard-Perrachon SA	267	15,328
Christian Dior SE	238	43,123
Cie Generale des Etablissements Michelin	810	82,877
CNP Assurances	487	7,595
Compagnie de Saint-Gobain	2,075	91,246
Credit Agricole SA	4,760	51,532
DANONE SA	2,728	193,754
Dassault Systemes SA	504	39,964
Edenred	970	18,831
Electricite de France SA	1,302	14,613
Engie SA	6,887	106,748
Essilor International SA	1,003	123,611
Eurazeo SA	131	8,851
Eutelsat Communications	706	22,794
Fonciere des Regions (REIT)	191	18,039
Gecina SA (REIT)	186	25,573
Groupe Eurotunnel SE (Registered)	1,557	17,457
Hermes International	114	40,149
Icade (REIT)	69	5,269
Iliad SA	103	26,497
Imerys SA	218	15,211
Ingenico Group SA	234	26,879
JC Decaux SA	311	13,608
Kering	352	62,886
Klepierre (REIT)	1,050	50,246
L'Oreal SA	1,176	210,337
Lagardere SCA	390	10,367
Legrand SA	1,188	66,566
LVMH Moet Hennessy Louis Vuitton SE	1,309	223,759
Natixis SA	3,221	15,874
Numericable-SFR	568	23,933
Orange SA	8,959	156,759
Pernod Ricard SA	918	102,429
Peugeot SA*	2,153	36,945
Publicis Groupe	870	61,127
Remy Cointreau SA	155	11,772
Renault SA	885	87,917
Rexel SA	1,494	21,361
Safran SA	1,490	104,077
Sanofi	5,422	435,282
Schneider Electric SE (b)	350	22,130
Schneider Electric SE (b)	2,105	132,953
SCOR SE	550	19,490
Societe BIC SA	155	23,314
Societe Generale	3,314	122,606
Sodexo SA	410	44,151
Suez Environnement Co.	1,070	19,631
Technip SA	532	29,487
Thales SA	451	39,434
TOTAL SA	10,167	462,688
Unibail-Rodamco SE (REIT) (b)	216	59,431
Unibail-Rodamco SE (REIT) (b)	259	71,261
Valeo SA	366	56,969
Veolia Environnement	2,044	49,258
VINCI SA	2,292	170,710
Vivendi SA	5,533	116,196
Wendel	97	10,558
Zodiac Aerospace	1,092	21,876
(Cost $3,007,676)		5,338,387
Germany 8.6%
adidas AG	980	114,756
Allianz SE (Registered)	2,119	344,312
Axel Springer SE	284	15,304
BASF SE	4,300	323,774
Bayer AG (Registered)	3,828	449,445
Bayerische Motoren Werke (BMW) AG	1,514	138,840
Beiersdorf AG	518	46,746
Brenntag AG	655	37,365
Commerzbank AG*	4,452	38,725
Continental AG	500	113,695
Daimler AG (Registered)	4,467	342,392
Deutsche Bank AG (Registered) (d)	6,021	102,179
Deutsche Boerse AG	865	73,689
Deutsche Lufthansa AG (Registered)*	841	13,591
Deutsche Post AG (Registered)	4,190	116,346
Deutsche Telekom AG (Registered)	15,056	269,876
Deutsche Wohnen AG (Bearer)	1,458	45,351
E.ON SE	9,345	89,762
Evonik Industries AG	757	22,686
Fraport AG	265	16,075
Fresenius Medical Care AG & Co. KGaA	987	87,163
Fresenius SE & Co. KGaA	1,735	126,561
GEA Group AG	725	35,479
Hannover Rueck SE	257	29,914
HeidelbergCement AG	597	51,123
Henkel AG & Co. KGaA	461	45,291
Hugo Boss AG	236	15,487
Infineon Technologies AG	5,060	71,932
K+S AG (Registered)	1,034	24,216
Kabel Deutschland Holding AG	35	3,922
LANXESS AG	495	23,830
Linde AG	810	117,964
MAN SE	123	13,301
Merck KGaA	584	48,591
Metro AG	967	29,922
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	782	158,919
OSRAM Licht AG	482	24,865
ProSiebenSat.1 Media SE	992	50,954
RWE AG	2,259	29,259
SAP SE	4,587	370,006
Siemens AG (Registered)	3,670	388,225
Symrise AG	587	39,385
Telefonica Deutschland Holding AG	2,107	11,394
ThyssenKrupp AG	1,535	31,875
TUI AG	2,145	33,238
United Internet AG (Registered)	522	26,194
Volkswagen AG	191	27,758
Vonovia SE	2,183	78,538
Zalando SE 144A*	415	13,624
(Cost $2,456,452)		4,723,839
Hong Kong 3.2%
AIA Group Ltd.	57,481	326,799
ASM Pacific Technology Ltd.	1,500	11,790
Bank of East Asia Ltd.	6,430	24,059
BOC Hong Kong (Holdings) Ltd.	16,821	50,206
Cathay Pacific Airways Ltd.	8,000	13,900
Cheung Kong Infrastructure Holdings Ltd.	3,000	29,414
Cheung Kong Property Holdings Ltd.	11,348	72,997
CK Hutchison Holdings Ltd.	11,848	153,725
CLP Holdings Ltd.	8,774	79,535
Galaxy Entertainment Group Ltd.	9,497	35,676
Hang Lung Properties Ltd.	12,000	23,018
Hang Seng Bank Ltd.	3,600	63,853
Henderson Land Development Co., Ltd.	5,958	36,588
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units) (c)	14,991	13,177
HKT Trust & HKT Ltd. "SS", (Units)	10,920	15,100
Hong Kong & China Gas Co., Ltd.	32,451	60,815
Hong Kong Exchanges & Clearing Ltd.	4,939	118,906
Hongkong Land Holdings Ltd.	3,300	19,796
Hysan Development Co., Ltd.	3,773	16,138
Jardine Matheson Holdings Ltd.	1,200	68,398
Li & Fung Ltd.	32,240	19,161
Link (REIT)	9,653	57,419
Melco Crown Entertainment Ltd. (ADR)	500	8,255
MGM China Holdings Ltd.	5,897	9,014
MTR Corp., Ltd.	6,155	30,371
New World Development Co., Ltd.	22,617	21,589
Noble Group Ltd.*	30,191	9,856
NWS Holdings Ltd.	9,531	15,119
PCCW Ltd.	16,000	10,328
Power Assets Holdings Ltd.	6,500	66,542
Shangri-La Asia Ltd.	7,540	8,630
Sino Land Co., Ltd.	16,313	25,844
Sun Hung Kai Properties Ltd.	7,688	94,265
Swire Pacific Ltd. "A"	3,000	32,427
Swire Properties Ltd.	2,800	7,602
Techtronic Industries Co., Ltd.	4,999	19,845
WH Group Ltd. 144A*	28,000	20,391
Wharf Holdings Ltd.	5,750	31,410
Wheelock & Co., Ltd.	5,000	22,399
Yue Yuen Industrial (Holdings) Ltd.	1,500	5,162
(Cost $911,356)		1,749,519
Ireland 1.0%
Bank of Ireland*	122,252	35,473
CRH PLC (b)	3,440	96,904
CRH PLC (b)	585	16,529
Experian PLC	4,316	77,371
James Hardie Industries SE (CDI)	1,664	22,903
Kerry Group PLC "A" (b)	641	59,834
Kerry Group PLC "A" (b)	111	10,342
Paddy Power Betfair PLC	376	52,454
Shire PLC	2,713	155,036
(Cost $256,139)		526,846
Israel 0.7%
Azrieli Group Ltd.	232	9,117
Bank Hapoalim BM	3,576	18,584
Bank Leumi Le-Israel BM*	4,496	16,156
Bezeq Israeli Telecommunication Corp., Ltd.	9,927	22,319
Check Point Software Technologies Ltd.* (e)	300	26,241
Delek Group Ltd.	30	5,150
Israel Chemicals Ltd.	3,243	14,123
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	883	10,368
Mobileye NV* (f)	400	14,916
NICE Systems Ltd.	261	16,950
Teva Pharmaceutical Industries Ltd.	4,115	219,716
(Cost $349,509)		373,641
Italy 2.0%
Assicurazioni Generali SpA	5,448	80,500
Atlantia SpA	2,101	58,241
Banco Popolare SC*	1,964	13,527
Enel Green Power SpA	5,877	12,654
Enel SpA	33,378	148,134
Eni SpA	11,649	176,497
EXOR SpA	532	19,050
Ferrari NV* (b) (f)	324	13,511
Ferrari NV* (b)	240	9,968
Finmeccanica SpA*	2,196	27,822
Intesa Sanpaolo	59,264	164,232
Intesa Sanpaolo (RSP)	2,413	6,280
Luxottica Group SpA	767	42,266
Mediobanca SpA	3,056	21,968
Prysmian SpA	1,045	23,651
Saipem SpA*	19,343	7,771
Snam SpA	10,361	64,871
Telecom Italia SpA*	47,659	51,459
Telecom Italia SpA (RSP)	22,796	19,903
Terna - Rete Elettrica Nationale SpA	6,625	37,793
UBI Banca - Unione di Banche Italiane SpA	3,251	12,043
UniCredit SpA	22,240	80,162
UnipolSai SpA	5,800	13,462
(Cost $932,482)		1,105,765
Japan 22.3%
ABC-Mart, Inc.	100	6,397
Acom Co., Ltd.*	2,500	12,561
Aeon Co., Ltd.	2,900	41,945
AEON Financial Service Co., Ltd.	630	14,846
AEON Mall Co., Ltd.	700	10,322
Air Water, Inc.	553	8,141
Aisin Seiki Co., Ltd.	800	30,099
Ajinomoto Co., Inc.	3,000	67,503
Alfresa Holdings Corp.	600	11,512
Alps Electric Co., Ltd.	900	15,600
Amada Holdings Co., Ltd.	2,000	19,423
ANA Holdings, Inc.	6,000	16,864
Aozora Bank Ltd.	6,000	20,892
Asahi Glass Co., Ltd.	5,000	27,311
Asahi Group Holdings Ltd.	1,800	55,920
Asahi Kasei Corp.	5,000	33,629
ASICS Corp.	900	16,026
Astellas Pharma, Inc.	9,400	124,721
Bandai Namco Holdings, Inc.	950	20,682
Benesse Holdings, Inc.	400	11,491
Bridgestone Corp.	3,100	115,388
Brother Industries Ltd.	600	6,870
Calbee, Inc.	300	11,889
Canon, Inc.	5,100	151,640
Casio Computer Co., Ltd.	1,000	20,150
Central Japan Railway Co.	700	123,374
Chubu Electric Power Co., Inc.	2,700	37,666
Chugai Pharmaceutical Co., Ltd.	1,000	30,874
Chugoku Electric Power Co., Inc.	1,600	21,561
Citizen Holdings Co., Ltd.	1,700	9,594
Credit Saison Co., Ltd.	900	15,622
Dai Nippon Printing Co., Ltd.	2,000	17,705
Dai-ichi Life Insurance Co., Ltd.	4,600	55,427
Daicel Corp.	1,600	21,812
Daihatsu Motor Co., Ltd.	600	8,406
Daiichi Sankyo Co., Ltd.	3,000	66,525
Daikin Industries Ltd.	1,000	74,608
Daito Trust Construction Co., Ltd.	300	42,455
Daiwa House Industry Co., Ltd.	2,700	75,855
Daiwa Securities Group, Inc.	7,000	42,877
Denso Corp.	2,300	92,087
Dentsu, Inc.	1,000	50,102
Don Quijote Holdings Co., Ltd.	600	20,787
East Japan Railway Co.	1,539	132,441
Eisai Co., Ltd.	1,100	65,977
Electric Power Development Co., Ltd.	800	24,929
FamilyMart Co., Ltd.	200	10,361
FANUC Corp.	900	139,311
Fast Retailing Co., Ltd.	200	63,867
Fuji Electric Co., Ltd.	3,000	10,339
Fuji Heavy Industries Ltd.	2,782	98,250
Fujifilm Holdings Corp.	2,100	82,626
Fujitsu Ltd.	8,000	29,509
Fukuoka Financial Group, Inc.	4,000	13,020
GungHo Online Entertainment, Inc.	2,600	7,302
Hakuhodo Dy Holdings, Inc.	600	6,769
Hamamatsu Photonics KK	700	19,249
Hankyu Hanshin Holdings, Inc.	6,000	38,184
Hikari Tsushin, Inc.	100	7,606
Hino Motors Ltd.	1,100	11,878
Hirose Electric Co., Ltd.	100	10,983
Hisamitsu Pharmaceutical Co., Inc.	200	8,912
Hitachi Chemical Co., Ltd.	700	12,544
Hitachi Construction Machinery Co., Ltd.	700	11,082
Hitachi High-Technologies Corp.	400	11,224
Hitachi Ltd.	21,000	98,104
Hitachi Metals Ltd.	1,100	11,313
Hokuhoku Financial Group, Inc.	4,000	5,244
Hokuriku Electric Power Co.	1,100	15,539
Honda Motor Co., Ltd.	7,600	207,906
Hoshizaki Electric Co., Ltd.	200	16,646
Hoya Corp.	1,900	72,135
Hulic Co., Ltd.	800	7,633
Idemitsu Kosan Co., Ltd.	500	8,903
IHI Corp.	6,000	12,643
Iida Group Holdings Co., Ltd.	900	17,478
INPEX Corp.	4,700	35,566
Isetan Mitsukoshi Holdings Ltd.	1,920	22,332
Isuzu Motors Ltd.	2,200	22,600
Itochu Corp.	7,200	88,430
Itochu Techno-Solutions Corp.	300	5,646
J. Front Retailing Co., Ltd.	1,200	15,866
Japan Airlines Co., Ltd.	600	21,962
Japan Airport Terminal Co., Ltd.	200	7,079
Japan Exchange Group, Inc.	2,700	41,185
Japan Post Bank Co., Ltd.	1,500	18,459
Japan Post Holdings Co., Ltd.	1,900	25,357
Japan Prime Realty Investment Corp. (REIT)	5	20,329
Japan Real Estate Investment Corp. (REIT)	5	28,818
Japan Retail Fund Investment Corp. (REIT)	9	21,556
Japan Tobacco, Inc.	5,100	211,763
JFE Holdings, Inc.	2,125	28,525
JGC Corp.	1,000	14,922
JSR Corp.	500	7,159
JTEKT Corp.	1,000	12,985
JX Holdings, Inc.	11,000	42,434
Kajima Corp.	3,000	18,774
Kakaku.com, Inc.	400	7,403
Kamigumi Co., Ltd.	1,000	9,365
Kaneka Corp.	1,000	8,543
Kansai Electric Power Co., Inc.*	3,000	26,500
Kansai Paint Co., Ltd.	1,200	19,213
Kao Corp.	2,200	117,076
Kawasaki Heavy Industries Ltd.	8,000	22,992
KDDI Corp.	8,100	215,521
Keihan Electric Railway Co., Ltd.	2,000	14,081
Keikyu Corp.	2,000	17,545
Keio Corp.	3,000	26,263
Keisei Electric Railway Co., Ltd.	1,000	14,023
Keyence Corp.	170	92,614
Kikkoman Corp.	1,000	32,764
Kintetsu Group Holdings Co., Ltd.	6,900	27,902
Kirin Holdings Co., Ltd.	3,600	50,362
Kobe Steel Ltd.	13,000	11,371
Koito Manufacturing Co., Ltd.	558	25,227
Komatsu Ltd.	4,300	72,941
Konami Holdings Corp.	600	17,728
Konica Minolta, Inc.	2,500	21,166
Kose Corp.	100	9,707
Kubota Corp.	5,000	67,752
Kuraray Co., Ltd.	1,600	19,522
Kurita Water Industries Ltd.	700	15,913
Kyocera Corp.	1,400	61,781
Kyowa Hakko Kirin Co., Ltd.	910	14,469
Kyushu Electric Power Co., Inc.*	2,300	21,839
Kyushu Financial Group, Inc.	2,000	11,533
Lawson, Inc.	300	25,035
LIXIL Group Corp.	948	19,254
M3, Inc.	1,000	25,024
Mabuchi Motor Co., Ltd.	300	13,906
Makita Corp.	600	37,066
Marubeni Corp.	7,100	35,904
Marui Group Co., Ltd.	1,000	14,308
Mazda Motor Corp.	2,500	38,757
McDonald's Holdings Co. (Japan), Ltd.	400	9,461
Medipal Holdings Corp.	900	14,213
MEIJI Holdings Co., Ltd.	600	48,098
Minebea Co., Ltd.	1,000	7,779
Miraca Holdings, Inc.	307	12,583
Mitsubishi Chemical Holdings Corp.	5,100	26,524
Mitsubishi Corp.	5,900	99,671
Mitsubishi Electric Corp.	9,000	93,917
Mitsubishi Estate Co., Ltd.	6,000	111,100
Mitsubishi Gas Chemical Co., Inc.	2,000	10,748
Mitsubishi Heavy Industries Ltd.	13,000	48,118
Mitsubishi Materials Corp.	6,000	16,860
Mitsubishi Motors Corp.	2,200	16,413
Mitsubishi Tanabe Pharma Corp.	1,200	20,833
Mitsubishi UFJ Financial Group, Inc.	58,800	271,761
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	13,565
Mitsui & Co., Ltd.	8,300	95,329
Mitsui Chemicals, Inc.	3,000	9,961
Mitsui Fudosan Co., Ltd.	4,000	99,481
Mitsui O.S.K Lines Ltd.	7,000	14,169
Mixi, Inc.	200	7,406
Mizuho Financial Group, Inc.	109,590	163,476
MS&AD Insurance Group Holdings, Inc.	2,400	66,580
Murata Manufacturing Co., Ltd.	900	108,496
Nabtesco Corp.	425	9,506
Nagoya Railroad Co., Ltd.	5,000	23,315
NEC Corp.	11,900	29,812
Nexon Co., Ltd.	800	13,579
NGK Insulators Ltd.	1,000	18,377
NGK Spark Plug Co., Ltd.	1,000	19,049
NH Foods Ltd.	1,000	22,019
Nidec Corp.	1,000	68,263
Nikon Corp.	1,800	27,420
Nintendo Co., Ltd.	500	70,769
Nippon Building Fund, Inc. (REIT)	6	35,491
Nippon Electric Glass Co., Ltd.	2,000	10,221
Nippon Express Co., Ltd.	4,000	18,120
Nippon Paint Holdings Co., Ltd.	400	8,821
Nippon Prologis REIT, Inc. (REIT)	9	20,018
Nippon Steel & Sumitomo Metal Corp.	3,100	59,259
Nippon Telegraph & Telephone Corp.	3,176	136,033
Nippon Yusen Kabushiki Kaisha	9,000	17,292
Nissan Motor Co., Ltd.	10,800	99,928
Nisshin Seifun Group, Inc.	1,000	15,871
Nissin Foods Holdings Co., Ltd.	200	9,381
Nitori Holdings Co., Ltd.	300	27,427
Nitto Denko Corp.	700	38,726
NOK Corp.	600	10,204
Nomura Holdings, Inc.	16,800	74,880
Nomura Real Estate Holdings, Inc.	800	14,753
Nomura Real Estate Master Fund, Inc. (REIT)	19	28,362
Nomura Research Institute Ltd.	400	13,435
NSK Ltd.	2,500	22,888
NTT Data Corp.	500	25,059
NTT DoCoMo, Inc.	6,500	146,531
Obayashi Corp.	3,000	29,498
Obic Co., Ltd.	300	15,820
Odakyu Electric Railway Co., Ltd.	3,000	32,574
Oji Holdings Corp.	4,000	16,001
Olympus Corp.	1,200	46,558
Omron Corp.	800	23,694
Ono Pharmaceutical Co., Ltd.	2,000	84,533
Oracle Corp.	200	11,213
Oriental Land Co., Ltd.	900	63,242
ORIX Corp.	6,300	89,694
Osaka Gas Co., Ltd.	7,000	26,777
Otsuka Corp.	300	15,776
Otsuka Holdings KK	1,822	65,986
Panasonic Corp.	10,414	95,569
Park24 Co., Ltd.	600	16,739
Rakuten, Inc.	4,100	39,380
Recruit Holdings Co., Ltd.	800	24,329
Resona Holdings, Inc.	10,800	38,396
Ricoh Co., Ltd.	3,400	34,567
Rinnai Corp.	200	17,607
ROHM Co., Ltd.	500	20,978
Ryohin Keikaku Co., Ltd.	100	21,055
Sankyo Co., Ltd.	300	11,133
Sanrio Co., Ltd.	299	5,828
Santen Pharmaceutical Co., Ltd.	1,300	19,493
SBI Holdings, Inc.	1,344	13,593
Secom Co., Ltd.	900	66,632
Sega Sammy Holdings, Inc.	1,200	13,025
Seibu Holdings, Inc.	600	12,626
Seiko Epson Corp.	1,400	22,467
Sekisui Chemical Co., Ltd.	2,200	27,035
Sekisui House Ltd.	2,600	43,768
Seven & I Holdings Co., Ltd.	3,500	148,558
Seven Bank Ltd.	1,900	8,074
Shikoku Electric Power Co., Inc.	1,100	14,708
Shimadzu Corp.	1,000	15,590
Shimamura Co., Ltd.	100	12,447
Shimano, Inc.	400	62,609
Shimizu Corp.	3,000	25,379
Shin-Etsu Chemical Co., Ltd.	1,900	97,976
Shinsei Bank Ltd.	10,000	13,021
Shionogi & Co., Ltd.	1,400	65,811
Shiseido Co., Ltd.	1,500	33,385
Showa Shell Sekiyu KK	1,300	11,631
SMC Corp.	300	69,339
SoftBank Group Corp.	4,400	208,795
Sohgo Security Services Co., Ltd.	300	16,204
Sompo Japan Nipponkoa Holdings, Inc.	1,500	42,341
Sony Corp.	5,800	148,499
Sony Financial Holdings, Inc.	800	10,171
Stanley Electric Co., Ltd.	700	15,768
Sumitomo Chemical Co., Ltd.	6,000	27,018
Sumitomo Corp. (a)	4,600	45,512
Sumitomo Dainippon Pharma Co., Ltd.	1,000	11,492
Sumitomo Electric Industries Ltd.	3,400	41,207
Sumitomo Heavy Industries Ltd.	3,000	12,317
Sumitomo Metal Mining Co., Ltd.	2,000	19,732
Sumitomo Mitsui Financial Group, Inc.	5,891	177,493
Sumitomo Mitsui Trust Holdings, Inc.	15,100	44,103
Sumitomo Realty & Development Co., Ltd.	2,000	58,319
Sumitomo Rubber Industries Ltd.	1,100	16,943
Suntory Beverage & Food Ltd.	600	26,987
Suzuken Co., Ltd.	300	10,174
Suzuki Motor Corp.	1,600	42,579
Sysmex Corp.	600	37,434
T&D Holdings, Inc.	2,500	23,287
Taiheiyo Cement Corp.	6,000	13,754
Taisei Corp.	4,000	26,357
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,812
Takashimaya Co., Ltd.	1,000	8,336
Takeda Pharmaceutical Co., Ltd.	3,700	168,343
TDK Corp.	500	27,676
Teijin Ltd.	5,000	17,376
Terumo Corp.	1,300	46,498
The Bank of Kyoto Ltd.	2,000	12,969
The Bank of Yokohama Ltd.*	4,000	18,179
The Chiba Bank Ltd.	2,000	9,936
The Chugoku Bank Ltd.	1,000	10,380
The Gunma Bank Ltd.	2,000	8,234
The Hachijuni Bank Ltd.	2,258	9,695
The Hiroshima Bank Ltd.	3,000	10,918
The Iyo Bank Ltd.	1,600	10,443
The Joyo Bank Ltd.	3,000	10,259
The Shizuoka Bank Ltd.	2,000	14,388
The Suruga Bank Ltd.	1,000	17,506
THK Co., Ltd.	600	11,009
Tobu Railway Co., Ltd.	4,000	19,865
Toho Co., Ltd.	700	18,359
Toho Gas Co., Ltd.	2,000	14,174
Tohoku Electric Power Co., Inc.	1,700	21,905
Tokio Marine Holdings, Inc.	3,000	100,860
Tokyo Electric Power Co., Inc.*	6,200	34,156
Tokyo Electron Ltd.	800	52,246
Tokyo Gas Co., Ltd.	11,000	51,168
Tokyo Tatemono Co., Ltd.	1,100	13,667
Tokyu Corp.	5,000	41,786
Tokyu Fudosan Holdings Corp.	2,300	15,603
TonenGeneral Sekiyu KK	1,000	9,028
Toppan Printing Co., Ltd.	2,000	16,701
Toray Industries, Inc.	6,000	51,050
Toshiba Corp.*	16,000	31,254
TOTO Ltd.	500	15,516
Toyo Seikan Kaisha Ltd.	1,000	18,667
Toyo Suisan Kaisha Ltd.	500	17,856
Toyoda Gosei Co., Ltd.	400	7,694
Toyota Industries Corp.	700	31,422
Toyota Motor Corp.	12,500	659,792
Toyota Tsusho Corp.	1,100	24,769
Trend Micro, Inc.	600	21,894
Unicharm Corp.	1,600	34,795
United Urban Investment Corp. (REIT)	12	19,363
USS Co., Ltd.	1,000	15,906
West Japan Railway Co.	800	49,266
Yahoo! Japan Corp.	5,100	21,644
Yakult Honsha Co., Ltd.	500	22,081
Yamada Denki Co., Ltd.	2,400	11,321
Yamaguchi Financial Group, Inc.	1,000	9,051
Yamaha Corp.	900	27,103
Yamaha Motor Co., Ltd.	1,400	23,162
Yamato Holdings Co., Ltd.	1,400	27,875
Yamazaki Baking Co., Ltd.	1,000	21,011
Yaskawa Electric Corp.	1,100	12,616
Yokogawa Electric Corp.	800	8,233
Yokohama Rubber Co., Ltd.	550	9,004
(Cost $7,598,361)		12,234,954
Luxembourg 0.3%
ArcelorMittal	9,219	41,808
Millicom International Cellular SA (SDR)	297	16,258
RTL Group SA*	241	20,421
SES SA (FDR)	1,379	40,370
Tenaris SA	1,967	24,513
(Cost $180,222)		143,370
Macau 0.1%
Sands China Ltd.	10,819	44,104
Wynn Macau Ltd.*	9,981	15,502
(Cost $29,559)		59,606
Mexico 0.0%
Fresnillo PLC (g) (Cost $6,143)	563	7,697
Netherlands 4.1%
Aegon NV	8,048	44,205
AerCap Holdings NV* (f)	400	15,504
Akzo Nobel NV	1,110	75,578
Altice NV "A"*	1,278	22,773
Altice NV "B"*	553	9,964
ASML Holding NV	1,541	155,533
Boskalis Westminster NV	436	17,135
Gemalto NV	276	20,394
Heineken Holding NV	433	33,760
Heineken NV	1,058	95,891
ING Groep NV (CVA)	17,988	216,609
Koninklijke (Royal) KPN NV	14,611	61,173
Koninklijke Ahold NV	3,710	83,403
Koninklijke DSM NV	888	48,797
Koninklijke Philips NV	4,616	131,273
Koninklijke Vopak NV	278	13,859
NN Group NV	1,022	33,440
NXP Semiconductors NV* (e)	644	52,209
OCI NV*	538	10,526
QIAGEN NV*	1,197	26,640
Randstad Holding NV	563	31,173
RELX NV	4,664	81,406
Royal Dutch Shell PLC "A"	18,240	442,510
Royal Dutch Shell PLC "B"	18,323	447,736
TNT Express NV	2,551	22,890
Wolters Kluwer NV	1,321	52,671
(Cost $1,627,238)		2,247,052
New Zealand 0.2%
Auckland International Airport Ltd.	4,659	20,668
Contact Energy Ltd.	1,102	3,816
Fletcher Building Ltd.	2,878	15,693
Meridian Energy Ltd.	8,172	14,796
Ryman Healthcare Ltd.	2,391	13,803
Spark New Zealand Ltd.	8,439	21,288
(Cost $40,203)		90,064
Norway 0.6%
DnB ASA	4,482	52,887
Gjensidige Forsikring ASA	808	13,791
Norsk Hydro ASA	4,748	19,557
Orkla ASA	4,676	42,337
Schibsted ASA "A"	384	11,187
Schibsted ASA "B"*	441	12,210
Statoil ASA	4,991	78,888
Telenor ASA	3,470	56,054
Yara International ASA	772	29,017
(Cost $133,505)		315,928
Portugal 0.2%
Banco Comercial Portugues SA "R"*	241,928	9,808
EDP - Energias de Portugal SA	9,793	34,811
Galp Energia, SGPS, SA	1,682	21,132
Jeronimo Martins, SGPS, SA	1,240	20,277
(Cost $99,310)		86,028
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	8,700	15,441
CapitaLand Commercial Trust Ltd. (REIT)	13,200	14,389
CapitaLand Ltd.	8,925	20,363
CapitaLand Mall Trust (REIT)	8,170	12,673
City Developments Ltd.	2,600	15,765
ComfortDelGro Corp., Ltd.	11,600	25,144
DBS Group Holdings Ltd.	7,496	85,396
Genting Singapore PLC	25,995	16,113
Global Logistic Properties Ltd.	17,000	24,329
Golden Agri-Resources Ltd.	45,073	13,736
Hutchison Port Holdings Trust (Units)	23,000	11,502
Jardine Cycle & Carriage Ltd.	504	14,959
Keppel Corp., Ltd.	7,449	32,158
Oversea-Chinese Banking Corp., Ltd.	14,453	94,906
Sembcorp Industries Ltd.	6,249	13,997
Singapore Airlines Ltd.	2,870	24,325
Singapore Exchange Ltd.	4,300	25,380
Singapore Press Holdings Ltd.	8,658	25,720
Singapore Technologies Engineering Ltd.	7,500	17,984
Singapore Telecommunications Ltd.	36,901	104,548
Suntec Real Estate Investment Trust (REIT)	6,500	8,086
United Overseas Bank Ltd.	6,558	91,857
UOL Group Ltd.	3,048	13,590
Wilmar International Ltd.	5,800	14,456
(Cost $404,239)		736,817
South Africa 0.1%
Mediclinic International PLC	1,808	23,267
Mondi PLC	1,469	28,169
(Cost $56,562)		51,436
Spain 3.1%
Abertis Infraestructuras SA	1,953	32,081
ACS, Actividades de Construccion y Servicios SA	688	20,493
Aena SA 144A*	291	37,540
Amadeus IT Holding SA "A"	2,029	86,977
Banco Bilbao Vizcaya Argentaria SA	29,782	197,479
Banco de Sabadell SA (a)	21,127	37,981
Banco Popular Espanol SA	9,447	24,548
Banco Santander SA	66,872	294,730
Bankia SA	25,071	23,648
Bankinter SA	3,644	25,732
CaixaBank SA	12,876	38,039
CaixaBank SA*	211	624
Distribuidora Internacional de Alimentacion SA	3,152	16,363
Enagas SA	788	23,689
Endesa SA	1,737	33,337
Ferrovial SA	2,205	47,292
Gas Natural SDG SA	1,451	29,333
Grifols SA	1,402	31,185
Iberdrola SA	25,677	171,093
Industria de Diseno Textil SA	4,995	167,640
Mapfre SA	5,065	10,935
Red Electrica Corporacion SA	506	43,865
Repsol SA	5,089	57,487
Telefonica SA	21,053	235,764
Zardoya Otis SA	938	10,906
(Cost $1,408,113)		1,698,761
Sweden 2.9%
Alfa Laval AB	1,867	30,535
Assa Abloy AB "B"	4,631	91,217
Atlas Copco AB "A"	2,926	73,478
Atlas Copco AB "B"	1,674	39,384
Boliden AB	1,482	23,664
Electrolux AB "B"	846	22,223
Getinge AB "B"	1,083	24,938
Hennes & Mauritz AB "B"	4,337	144,236
Hexagon AB "B"	1,125	43,719
Husqvarna AB "B"	1,051	7,676
ICA Gruppen AB	277	9,166
Industrivarden AB "C"	1,047	17,853
Investor AB "B"	2,042	72,184
Kinnevik Investment AB "B"	996	28,208
Lundin Petroleum AB*	765	12,929
Nordea Bank AB	13,516	129,610
Sandvik AB	4,623	47,808
Securitas AB "B"	1,531	25,355
Skandinaviska Enskilda Banken AB "A"	6,798	64,819
Skanska AB "B"	1,626	37,092
SKF AB "B"	1,686	30,357
Svenska Cellulosa AB "B"	2,643	82,512
Svenska Handelsbanken AB "A"	6,817	86,489
Swedbank AB "A"	4,126	88,727
Swedish Match AB	1,131	38,354
Tele2 AB "B"	2,071	19,174
Telefonaktiebolaget LM Ericsson "B"	13,358	133,711
TeliaSonera AB	12,039	62,539
Volvo AB "B"	7,290	80,185
(Cost $566,611)		1,568,142
Switzerland 9.5%
ABB Ltd. (Registered)*	10,745	209,036
Actelion Ltd. (Registered)*	480	71,672
Adecco SA (Registered)	651	42,328
Aryzta AG*	466	19,307
Baloise Holding AG (Registered)	313	39,753
Barry Callebaut AG (Registered)*	14	15,190
Chocoladefabriken Lindt & Spruengli AG	5	31,000
Cie Financiere Richemont SA (Registered)	2,390	157,822
Coca-Cola HBC AG (CDI)*	1,080	22,945
Credit Suisse Group AG (Registered)*	8,226	116,019
Dufry AG (Registered)*	218	26,783
Ems-Chemie Holding AG (Registered)	28	14,513
Galenica AG (Registered)	15	22,528
Geberit AG (Registered)	170	63,482
Givaudan SA (Registered)	46	90,118
Glencore PLC*	56,443	127,612
Julius Baer Group Ltd.*	995	42,686
Kuehne & Nagel International AG (Registered)	199	28,286
LafargeHolcim Ltd. (Registered)* (b)	930	43,738
LafargeHolcim Ltd. (Registered)* (b)	1,125	52,844
Lonza Group AG (Registered)*	234	39,566
Nestle SA (Registered)	14,655	1,093,034
Novartis AG (Registered)	10,496	758,782
Pargesa Holding SA (Bearer)	197	12,557
Partners Group Holding AG	59	23,724
Roche Holding AG (Genusschein)	3,246	798,788
Schindler Holding AG	190	35,081
Schindler Holding AG (Registered)	69	12,700
SGS SA (Registered)	26	54,913
Sika AG (Bearer)	10	39,551
Sonova Holding AG (Registered)	202	25,798
STMicroelectronics NV	3,421	18,968
Swatch Group AG (Bearer)	138	47,725
Swatch Group AG (Registered)	241	16,209
Swiss Life Holding AG (Registered)*	139	36,969
Swiss Prime Site AG (Registered)*	358	31,583
Swiss Re AG	1,610	148,776
Swisscom AG (Registered)	120	65,165
Syngenta AG (Registered)	432	180,091
UBS Group AG (Registered)	17,107	275,253
Wolseley PLC	1,216	68,595
Zurich Insurance Group AG*	689	159,942
(Cost $2,334,258)		5,181,432
United Kingdom 17.3%
3i Group PLC	4,045	26,449
Aberdeen Asset Management PLC	5,044	20,072
Admiral Group PLC	1,031	29,342
Aggreko PLC	1,301	20,162
Anglo American PLC	6,089	48,230
Antofagasta PLC	1,865	12,531
ARM Holdings PLC	6,640	97,021
Ashtead Group PLC	2,572	31,922
Associated British Foods PLC	1,601	76,903
AstraZeneca PLC	5,833	326,624
Auto Trader Group PLC 144A	4,073	22,814
Aviva PLC	19,256	126,214
Babcock International Group PLC	1,286	17,532
BAE Systems PLC	15,025	109,764
Barclays PLC	77,697	166,701
Barratt Developments PLC	4,271	34,272
Berkeley Group Holdings PLC	651	30,046
BP PLC	84,693	424,679
British American Tobacco PLC	8,569	503,361
British Land Co. PLC (REIT)	4,284	43,114
BT Group PLC	39,387	248,755
Bunzl PLC	1,458	42,339
Burberry Group PLC	1,846	36,068
Capita PLC	3,042	45,547
Carnival PLC	819	44,149
Centrica PLC	23,739	77,812
CNH Industrial NV	4,024	27,340
Cobham PLC	6,151	19,207
Compass Group PLC	7,753	136,794
Croda International PLC	739	32,252
Diageo PLC	11,700	316,181
Direct Line Insurance Group PLC	6,942	36,857
Dixons Carphone PLC	4,182	25,579
easyJet PLC	860	18,754
Fiat Chrysler Automobiles NV (b) (f)	3,242	26,130
Fiat Chrysler Automobiles NV (b)	907	7,339
G4S PLC	5,140	14,059
GKN PLC	7,317	30,361
GlaxoSmithKline PLC	22,459	455,764
Hammerson PLC (REIT)	2,858	23,680
Hargreaves Lansdown PLC	840	16,215
HSBC Holdings PLC	90,342	562,422
ICAP PLC	2,868	19,572
IMI PLC	1,453	19,881
Imperial Brands PLC	4,313	239,067
Inmarsat PLC	1,838	25,963
InterContinental Hotels Group PLC	1,018	41,980
International Consolidated Airlines Group SA	3,503	27,953
Intertek Group PLC	685	31,170
Intu Properties PLC (REIT)	5,062	22,761
Investec PLC	2,971	21,805
ITV PLC	18,037	62,448
J Sainsbury PLC	7,303	28,996
Johnson Matthey PLC	822	32,363
Kingfisher PLC	11,215	60,577
Land Securities Group PLC (REIT)	3,694	58,404
Legal & General Group PLC	28,430	95,937
Lloyds Banking Group PLC	263,462	256,905
London Stock Exchange Group PLC	1,444	58,407
Marks & Spencer Group PLC	7,437	43,395
Meggitt PLC	2,507	14,651
Merlin Entertainments PLC 144A	3,813	25,370
National Grid PLC	17,529	248,623
Next PLC	649	50,329
Old Mutual PLC	22,861	63,343
Pearson PLC	3,553	44,533
Persimmon PLC	1,279	38,223
Petrofac Ltd.	945	12,501
Provident Financial PLC	535	22,717
Prudential PLC	11,930	222,524
Randgold Resources Ltd.	371	33,919
Reckitt Benckiser Group PLC	2,957	285,864
RELX PLC	5,088	94,542
Rexam PLC	2,662	24,171
Rio Tinto Ltd.	1,972	64,455
Rio Tinto PLC	5,798	162,960
Rolls-Royce Holdings PLC*	8,479	82,997
Royal Bank of Scotland Group PLC*	15,527	49,664
Royal Mail PLC	3,656	25,224
RSA Insurance Group PLC	4,579	31,231
SABMiller PLC	4,462	272,996
Schroders PLC	676	25,974
Segro PLC (REIT)	4,050	23,873
Severn Trent PLC	1,017	31,709
Sky PLC	4,630	68,033
Smith & Nephew PLC	4,215	69,305
Smiths Group PLC	1,380	21,267
Sports Direct International PLC*	1,266	6,859
SSE PLC	4,613	98,838
St. James's Place PLC	2,209	29,075
Standard Chartered PLC	15,159	102,693
Standard Life PLC	9,453	48,309
Tate & Lyle PLC	2,204	18,331
Taylor Wimpey PLC	14,187	38,661
Tesco PLC*	37,107	102,117
The Sage Group PLC	4,686	42,333
The Weir Group PLC	1,131	18,014
Travis Perkins PLC	923	24,169
Unilever NV (CVA)	7,562	338,097
Unilever PLC	5,960	269,450
United Utilities Group PLC	2,903	38,408
Vodafone Group PLC	122,860	390,402
Whitbread PLC	834	47,398
William Hill PLC	4,740	22,274
WM Morrison Supermarkets PLC	8,051	22,903
Worldpay Group PLC 144A*	5,894	23,288
WPP PLC	6,232	145,335
(Cost $6,105,756)		9,496,893
Total Common Stocks (Cost $31,456,996)		54,229,479
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	294	23,517
Fuchs Petrolub SE	181	8,086
Henkel AG & Co. KGaA	827	91,113
Porsche Automobil Holding SE	713	36,720
Volkswagen AG	855	108,813
Total Preferred Stocks (Cost $97,899)		268,249
Securities Lending Collateral 0.2%
Daily Assets Fund "Capital Shares", 0.48% (h) (i) (Cost $103,624)	103,624	103,624
Cash Equivalents 1.3%
Central Cash Management Fund, 0.37% (h) (Cost $721,180)	721,180	721,180
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $32,379,699) †	101.0	55,322,532
Other Assets and Liabilities, Net	(1.0)	(575,004)
Net Assets	100.0	54,747,528

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $35,126,799. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $20,195,733. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,954,268 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,758,535.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $97,531, which is 0.2% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Stapled Security: A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(e)	Listed on the NASDAQ Stock Market, Inc.
(f)	Listed on the New York Stock Exchange.
(g)	Listed on the London Stock Exchange.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At March 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Euro Stoxx 50 Index	EUR	6/17/2016	7	233,463	(1,825)
FTSE 100 Index	GBP	6/17/2016	3	263,394	798
Hang Seng Stock Index	HKD	4/28/2016	1	134,112	2,594
SPI 200 Index	AUD	6/16/2016	2	194,167	(2,881)
TOPIX Index	JPY	6/9/2016	2	239,460	(1,705)
Total net unrealized depreciation					(3,019)

At March 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	64,463	AUD	85,886	6/15/2016	1,140	Citigroup, Inc.
USD	24,953	DKK	167,085	6/15/2016	625	Societe Generale
USD	384,132	EUR	344,566	6/15/2016	8,883	Morgan Stanley
USD	140,000	EUR	126,167	6/15/2016	3,907	Bank of New York Mellon Corp.
USD	256,900	GBP	179,115	6/15/2016	419	Bank of New York Mellon Corp.
USD	12,883	ILS	50,000	6/15/2016	453	Citigroup, Inc.
USD	411,927	JPY	46,730,957	6/15/2016	4,229	Bank of New York Mellon Corp.
USD	15,326	NOK	130,000	6/15/2016	379	Bank of New York Mellon Corp.
HKD	11,153	USD	1,438	6/15/2016	—	Societe Generale
Total unrealized appreciation					20,035
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CHF	66,189	USD	67,311	6/15/2016	(1,762)	Citigroup, Inc.
EUR	366,254	USD	410,000	6/15/2016	(7,753)	Morgan Stanley
GBP	155,572	USD	220,000	6/15/2016	(3,496)	Bank of New York Mellon Corp.
JPY	33,698,400	USD	300,000	6/15/2016	(97)	Bank of New York Mellon Corp.
SEK	300,268	USD	36,099	6/15/2016	(991)	Morgan Stanley
SGD	15,718	USD	11,401	6/15/2016	(255)	Societe Generale
Total unrealized appreciation					(14,354)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At March 31, 2016 the Deutsche EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	13,002,152	23.8%
Industrials	7,212,186	13.2%
Consumer Discretionary	7,180,891	13.2%
Consumer Staples	6,929,684	12.7%
Health Care	6,267,101	11.5%
Materials	3,651,986	6.7%
Information Technology	2,814,807	5.2%
Telecommunication Services	2,785,879	5.1%
Energy	2,545,196	4.7%
Utilities	2,107,846	3.9%
Total	54,497,728	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)
Australia	$—	$3,925,908	$23,395	$3,949,303
Austria	—	103,407	—	103,407
Belgium	—	797,627	—	797,627
Denmark	—	1,085,283	—	1,085,283
Finland	—	557,682	—	557,682
France	—	5,338,387	—	5,338,387
Germany	—	4,723,839	—	4,723,839
Hong Kong	8,255	1,741,264	—	1,749,519
Ireland	—	526,846	—	526,846
Israel	41,157	332,484	—	373,641
Italy	13,511	1,092,254	—	1,105,765
Japan	—	12,216,775	18,179	12,234,954
Luxembourg	—	143,370	—	143,370
Macau	—	59,606	—	59,606
Mexico	—	7,697	—	7,697
Netherlands	67,713	2,179,339	—	2,247,052
New Zealand	—	90,064	—	90,064
Norway	—	315,928	—	315,928
Portugal	—	86,028	—	86,028
Singapore	—	736,817	—	736,817
South Africa	—	51,436	—	51,436
Spain	—	1,698,761	—	1,698,761
Sweden	—	1,568,142	—	1,568,142
Switzerland	—	5,181,432	—	5,181,432
United Kingdom	26,130	9,470,763	—	9,496,893
Preferred Stocks	—	268,249	—	268,249
Short-Term Investments (j)	824,804	—	—	824,804
Derivatives (k)
Futures Contracts	3,392	—	—	3,392
Forward Foreign Currency Exchange Contracts	—	20,035	$—	20,035
Total	$984,962	$54,319,423	$41,574	$55,345,959

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(6,411)	$—	$—	$(6,411)
Forward Foreign Currency Exchange Contracts	—	(14,354)	—	(14,354)
Total	$(6,411)	$(14,354)	$—	$(20,765)

During the period ended March 31, 2016, the amount of transfers between Level 2 and Level 3 was $49,900. The investment was transferred from Level 2 to Level 3 because the security was halted on the exchange and is valued at the last traded price.

Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (3,019)	$ —
Foreign Exchange Contracts	$ —	$ 5,681

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016